Share-based compensation - Summary of Stock Option Activity and Related Information (Detail) - Options [member]	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options Outstanding, beginning of year	2,305,489	2,274,672
Number of Options, Granted	336,210	260,780
Number of Options, Exercised	(401,579)	(229,963)
Number of Options Outstanding, end of year	2,240,120	2,305,489
Number of Options Exercisable, end of year	1,414,406	1,064,115
Weighted Average Exercise Price Outstanding, beginning of year	$ 3.3	$ 2.3
Weighted Average Exercise Price, Granted	9.65	10.32
Weighted Average Exercise Price, Exercised	1.39	1.42
Weighted Average Exercise Price, Outstanding, end of year	4.59	3.3
Weighted Average Exercise Price, Exercisable, end of year	$ 3.51	$ 2.02